Unaudited Condensed Parent Company Balance Sheets (Parenthetical) (Details)	Jun. 30, 2026 $ / shares shares	Jun. 30, 2026 ¥ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 ¥ / shares shares	Aug. 23, 2018 ¥ / shares shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | ¥ / shares					¥ 0.00001
Ordinary shares, shares authorized					50,000,000
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | (per share)	$ 0.00001		$ 0.00001		¥ 0.00001
Ordinary shares, shares authorized	4,800,000,000	4,800,000,000	4,800,000,000	4,800,000,000	4,800,000,000
Ordinary shares, shares issued	95,171,125	95,171,125	99,200,641	99,200,641
Ordinary shares, shares outstanding	95,171,125	95,171,125	99,200,641	99,200,641
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | (per share)	$ 0.00001		$ 0.00001		¥ 0.00001
Ordinary shares, shares authorized	150,000,000	150,000,000	150,000,000	150,000,000	150,000,000
Ordinary shares, shares issued	102,674,548	102,674,548	102,764,548	102,764,548
Ordinary shares, shares outstanding	102,674,548	102,674,548	102,764,548	102,764,548
Parent Company [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | ¥ / shares		¥ 0.00001		¥ 0.00001
Ordinary shares, shares authorized	4,800,000,000	4,800,000,000	4,800,000,000	4,800,000,000
Ordinary shares, shares issued	95,171,125	95,171,125	99,200,641	99,200,641
Ordinary shares, shares outstanding	95,171,125	95,171,125	99,200,641	99,200,641
Parent Company [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | ¥ / shares		¥ 0.00001		¥ 0.00001
Ordinary shares, shares authorized	150,000,000	150,000,000	150,000,000	150,000,000
Ordinary shares, shares issued	102,674,548	102,674,548	102,764,548	102,764,548
Ordinary shares, shares outstanding	102,674,548	102,674,548	102,764,548	102,764,548